Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 170.9	$ 243.6
Accounts receivable, net	347.2	326.2
Inventories, net	284.6	264.3
Current assets held for sale	129.7	134.7
Other current assets	66.4	97.8
Total current assets	998.8	1,066.6
Property, net	384.5	354.2
Goodwill	639.1	599.3
Intangible assets, net	422.4	398.6
Non-current assets held for sale	124.5	121.3
Other non-current assets	154.0	165.3
Total assets	2,723.3	2,705.3
Current liabilities:
Short-term and current portion of long-term debt	19.4	32.6
Accounts payable	305.0	296.3
Current liabilities held for sale	104.5	106.9
Accrued expenses and other current liabilities	128.7	134.8
Total current liabilities	557.6	570.6
Non-current liabilities:
Long-term debt	1,336.2	1,276.4
Pension and other post-retirement benefits	54.3	62.3
Deferred income taxes	69.1	39.7
Non-current liabilities held for sale	3.3	3.6
Other non-current liabilities	162.2	153.3
Total non-current liabilities	1,625.1	1,535.3
SHAREHOLDERS' EQUITY
Common Shares, $0.01 par, 400.0 shares authorized, 122.2 shares issued	1.2	1.2
Additional paid-in capital	1,166.9	1,161.5
Retained earnings	472.9	387.1
Common shares held in treasury, at cost, 44.5 shares in 2018 and 41.3 shares in 2017	(1,018.7)	(898.3)
Accumulated other comprehensive loss	(82.3)	(53.0)
PolyOne shareholders' equity	540.0	598.5
Noncontrolling interest	0.6	0.9
Total equity	540.6	599.4
Total liabilities and equity	$ 2,723.3	$ 2,705.3